Segment and Geographic Information - Summary of Revenue by Geographic Area (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 44,361	$ 34,507	$ 85,821	$ 67,835
United States [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	21,300	14,054	40,411	27,720
United Kingdom [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	14,917	14,005	30,267	27,111
South Africa [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	6,625	5,736	12,399	11,662
Other [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 1,519	$ 712	$ 2,744	$ 1,342